Group Variable Annuity Contracts

Separate Account Eleven

Standard (Series A)

Hartford Life Insurance Company

File No. 333-72042

Supplement Dated May 8, 2007 to the Prospectus Dated May 1, 2007

Supplement Dated May 8, 2007 to your Prospectus

Marshall International Stock

Marshall International Stock Sub-Account is closed to Contracts issued after April 2, 2007.

Marshall Mid-Cap Value

Marshall Mid Cap Value Sub-Account is closed to Contracts issued after April 2, 2007.

This supplement should be retained with the prospectus for future reference.